Matthews Asian Growth and Income Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 84.9%

	Shares	Value
CHINA/HONG KONG: 33.7%
AIA Group, Ltd.	5,037,600	$47,509,856
Tencent Holdings, Ltd.	948,600	39,677,968
CK Hutchison Holdings, Ltd.	2,593,172	22,892,862
Jiangsu Expressway Co., Ltd. H Shares	17,194,000	21,833,306
Midea Group Co., Ltd. A Shares	2,986,979	21,410,565
NetEase, Inc. ADR	78,600	20,921,748
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	1,420,768	20,721,849
HKT Trust & HKT, Ltd.	13,058,000	20,714,188
Shanghai International Airport Co., Ltd. A Shares	1,823,775	20,434,870
Techtronic Industries Co., Ltd.	2,932,000	20,407,286
Yum China Holdings, Inc.	442,200	20,089,146
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	4,816,875	19,266,748
HSBC Holdings PLC ADR	499,233	19,105,647
CLP Holdings, Ltd.	1,801,200	18,932,213
Jardine Matheson Holdings, Ltd.	353,100	18,896,922
Zhejiang Supor Co., Ltd. A Shares	1,853,470	18,634,310
Minth Group, Ltd.	5,196,000	17,611,418
CK Asset Holdings, Ltd.	2,590,172	17,548,655
Pacific Textiles Holdings, Ltd.	25,377,000	17,057,999
Fortune, REIT	13,942,000	15,964,916
BOC Hong Kong Holdings, Ltd.	4,006,000	13,593,240
China Mobile, Ltd. ADR	284,200	11,765,880

Total China/Hong Kong		464,991,592

SINGAPORE: 8.5%
Singapore Telecommunications, Ltd.	10,927,100	24,517,490
Ascendas, REIT	10,652,400	24,057,599
United Overseas Bank, Ltd.	1,126,700	20,939,737
Venture Corp., Ltd.	1,757,600	19,489,057
Singapore Technologies Engineering, Ltd.	7,009,625	19,484,800
Ascendas India Trust	7,901,700	8,918,462

Total Singapore		117,407,145

SOUTH KOREA: 7.4%
Samsung Electronics Co., Ltd.	865,909	35,453,827
Macquarie Korea Infrastructure Fund	2,862,946	28,075,066
Woongjin Coway Co., Ltd.	313,334	22,195,260
Orange Life Insurance, Ltd.[b,c]	725,855	16,398,262

Total South Korea		102,122,415

TAIWAN: 7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,147,187	54,596,453
Taiwan Secom Co., Ltd.	7,519,000	21,327,403
Advantech Co., Ltd.	2,384,000	20,970,067

Total Taiwan		96,893,923

INDIA: 6.1%
Housing Development Finance Corp., Ltd.	979,513	27,340,435
Sanofi India, Ltd.	210,591	17,468,770
ITC, Ltd.	4,651,499	17,066,278
Bharti Infratel, Ltd.	3,801,128	13,810,131
Embassy Office Parks, REIT	1,524,400	8,646,858

Total India		84,332,472

	Shares	Value
AUSTRALIA: 5.3%
CSL, Ltd.	119,825	$18,945,773
Macquarie Group, Ltd.	204,501	18,127,424
Orora, Ltd.	9,076,624	17,710,754
Domino’s Pizza Enterprises, Ltd.	562,358	17,629,277

Total Australia		72,413,228

UNITED STATES: 3.1%
Broadcom, Inc.	80,500	22,223,635
Cognizant Technology Solutions Corp. Class A	349,400	21,056,591

Total United States		43,280,226

FRANCE: 3.0%
LVMH Moet Hennessy Louis Vuitton SE	52,319	20,758,151
Pernod Ricard SA	115,584	20,571,813

Total France		41,329,964

INDONESIA: 2.8%
PT Bank Rakyat Indonesia Persero	70,300,200	20,412,712
PT Ace Hardware Indonesia	149,913,400	18,698,410

Total Indonesia		39,111,122

UNITED KINGDOM: 1.6%
Prudential PLC	1,227,872	22,250,440

Total United Kingdom		22,250,440

PHILIPPINES: 1.6%
Bank of the Philippine Islands	11,929,694	21,410,500

Total Philippines		21,410,500

VIETNAM: 1.4%
Vietnam Dairy Products JSC	3,472,093	19,418,808

Total Vietnam		19,418,808

THAILAND: 1.3%
Kasikornbank Public Co., Ltd.	3,419,700	17,501,623

Total Thailand		17,501,623

JAPAN: 1.1%
KDDI Corp.	577,300	15,063,342

Total Japan		15,063,342

MALAYSIA: 1.0%
Genting Malaysia BHD	18,797,200	13,619,463

Total Malaysia		13,619,463

TOTAL COMMON EQUITIES		1,171,146,263

(Cost $1,108,761,988)

CONVERTIBLE CORPORATE BONDS: 11.3%

	Face Amount*	Value
CHINA/HONG KONG: 6.8%
Harvest International Co., Cnv. 0.000%, 11/21/22[c]	HKD 150,000,000	19,063,223

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Matthews Asian Growth and Income Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
China Overseas Finance Investment Cayman V, Ltd., Cnv. 0.000%, 01/05/23[c]	16,400,000	$18,098,742
Zhongsheng Group Holdings, Ltd., Cnv. 0.000%, 05/23/23[c]	HKD 127,000,000	17,429,832
China Mengniu Dairy Co., Ltd., Series 2319, Cnv. 0.000%, 06/05/22[c]	17,000,000	17,068,604
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[c]	13,209,000	13,861,128
Weibo Corp., Cnv. 1.250%, 11/15/22	8,083,000	7,545,481

Total China/Hong Kong		93,067,010

SINGAPORE: 1.8%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23[c]	SGD 34,000,000	24,671,373

Total Singapore		24,671,373

SOUTH KOREA: 1.4%
LG Chem, Ltd., Series USD, Cnv. 0.000%, 04/16/21[c]	20,600,000	19,933,771

Total South Korea		19,933,771

MALAYSIA: 1.3%
Top Glove Labuan, Ltd., Cnv. 2.000%, 03/01/24[c]	18,704,000	18,400,060

Total Malaysia		18,400,060

TOTAL CONVERTIBLE CORPORATE BONDS		156,072,214

(Cost $158,046,017)

PREFERRED EQUITIES: 1.9%

	Shares	Value
SOUTH KOREA: 1.9%
LG Household & Health Care, Ltd., Pfd.	41,042	26,433,188

Total South Korea		26,433,188

TOTAL PREFERRED EQUITIES		26,433,188

(Cost $11,577,044)

Value
TOTAL INVESTMENTS: 98.1%	$1,353,651,665
(Cost $1,278,385,049)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%	25,789,875

NET ASSETS: 100.0%	$1,379,441,540

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $16,398,262, which is 1.19% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

BHD	Berhad

Cnv.	Convertible

HKD	Hong Kong Dollar

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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